Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

July 31, 2020

Dates Covered
Collections Period	07/01/20 - 07/31/20
Interest Accrual Period	07/15/20 - 08/16/20
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/20	342,797,581.95	23,934
Yield Supplement Overcollateralization Amount 06/30/20	12,562,074.38	0
Receivables Balance 06/30/20	355,359,656.33	23,934
Principal Payments	16,289,110.64	562
Defaulted Receivables	425,293.67	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/20	11,685,503.76	0
Pool Balance at 07/31/20	326,959,748.26	23,346

Pool Statistics	$ Amount	# of Accounts
Pool Factor	31.37%
Prepayment ABS Speed	1.24%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	2,546,376.14	134
Past Due 61-90 days	560,979.58	31
Past Due 91-120 days	141,867.68	11
Past Due 121+ days	0.00	0
Total	3,249,223.40	176

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.96%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.21%
Delinquency Trigger Occurred	NO

Recoveries	368,791.88
Aggregate Net Losses/(Gains) - July 2020	56,501.79
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.19%
Prior Net Losses Ratio	0.23%
Second Prior Net Losses Ratio	0.77%
Third Prior Net Losses Ratio	1.67%
Four Month Average	0.72%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.92%

Overcollateralization Target Amount	10,195,266.41
Actual Overcollateralization	10,195,266.41
Weighted Average APR	3.07%
Weighted Average APR, Yield Adjusted	5.44%
Weighted Average Remaining Term	36.60

Flow of Funds	$ Amount
Collections	20,421,733.59
Investment Earnings on Cash Accounts	361.03
Servicing Fee (1)	(606,264.24)
Transfer to Collection Account	0.00
Available Funds	19,815,830.38

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	645,140.66
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	5,642,567.28
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,195,266.41
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	711,209.20
(10) Collection Account Redeposits	2,548,000.00

Total Distributions of Available Funds	19,815,830.38

Servicing Fee	606,264.24
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	(310,131.19)

Note Balances & Note Factors	$ Amount
Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 07/15/20	332,602,315.54
Principal Paid	15,837,833.69
Note Balance @ 08/17/20	316,764,481.85

Class A-1
Note Balance @ 07/15/20	0.00
Principal Paid	0.00
Note Balance @ 08/17/20	0.00
Note Factor @ 08/17/20	0.0000000%

Class A-2
Note Balance @ 07/15/20	0.00
Principal Paid	0.00
Note Balance @ 08/17/20	0.00
Note Factor @ 08/17/20	0.0000000%

Class A-3
Note Balance @ 07/15/20	218,922,315.54
Principal Paid	15,837,833.69
Note Balance @ 08/17/20	203,084,481.85
Note Factor @ 08/17/20	59.7307300%

Class A-4
Note Balance @ 07/15/20	83,100,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	83,100,000.00
Note Factor @ 08/17/20	100.0000000%

Class B
Note Balance @ 07/15/20	30,580,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	30,580,000.00
Note Factor @ 08/17/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	718,787.49
Total Principal Paid	15,837,833.69
Total Paid	16,556,621.18

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.50000%
Interest Paid	456,088.16
Principal Paid	15,837,833.69
Total Paid to A-3 Holders	16,293,921.85

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7175820
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.8112708
Total Distribution Amount	16.5288528

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.3414358
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	46.5818638
Total A-3 Distribution Amount	47.9232996

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	356.27
Noteholders' Principal Distributable Amount	643.73

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/20	2,548,816.60
Investment Earnings	156.35
Investment Earnings Paid	(156.35)
Deposit/(Withdrawal)	-
Balance as of 08/17/20	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,408,779.55	$6,513,899.82	$8,729,877.31
Number of Extensions	234	337	457
Ratio of extensions to Beginning of Period Receivables Balance	1.24%	1.75%	2.25%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

      Such amounts have priority prior to the application of Available Funds.